Customer and Supplier Concentration (Details)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Customer and Supplier Concentration (Details) [Line Items]
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.
Total revenues, percentage	10.00%	10.00%
Raw materials purchase percentage		52.68%
Fuzhou Chenyao Industrial Co Ltd [Member]
Customer and Supplier Concentration (Details) [Line Items]
Total purchases, percentage	10.00%